Rule 497(e)
                                      Registration Nos. 333-168727 and 811-22452
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                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                      AND
                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                  (EACH A "FUND" AND COLLECTIVELY THE "FUNDS")

                        SUPPLEMENT DATED APRIL 19, 2012

                     TO THE PROSPECTUS DATED MARCH 1, 2012

      The disclosure in the Prospectus is revised in the following manner:

      1. The section entitled "Management of the Funds -- Preferred Fund -- Stonebridge Performance" is replaced in its entirety with the following:

      The table and chart below illustrate the historical performance of the Stonebridge Taxable Preferred Composite, which is derived from all of the accounts that are managed by Stonebridge that have objectives, strategies and investment policies that are substantially similar to those of the Preferred Fund. The Stonebridge Taxable Preferred Composite consisted of 808 accounts totaling approximately $201 million in assets as of December 31, 2011. The accounts included are not subject to all of the same investment restrictions, investment inflows and outflows, and distribution requirements as the Preferred Fund, which may affect Preferred Fund performance. The accounts are not subject to the diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected performance. Performance provided for the Stonebridge Taxable Preferred Composite is gross of fees and expenses but performance has been adjusted to reflect the Preferred Fund's Class A annual fund operating expenses limited by the expense cap of 1.75% of average daily net assets. Such expense cap does not include service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses and is scheduled to be in effect through February 28, 2022. Performance calculated on offer price below includes examples both net of the maximum Class A sales charge of 4.50% and gross of the maximum Class A sales charge. These returns would be different for Class C, Class F, Class I or Class R3 shares because of their different sales charges and operating expenses. You cannot invest directly in an index.

      Of course, past performance is no indication of future results. The table and chart presented here represent the performance of other accounts managed by Stonebridge and not actual Preferred Fund performance. Also, the performance presented below is calculated on a quarterly, not daily, basis, which results in performance that does not take into account the daily fluctuations and volatility that are usually accounted for in daily performance calculations. Please see www.ftportfolios.com for the Preferred Fund's most recent performance information, when available.

------------------------------------------------------------------------------------------------------------------
                                                             AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2011
------------------------------------------------------ -----------------------------------------------------------
                                                                                                  SINCE COMPOSITE
                                                          1 YEAR       3 YEARS       5 YEARS        INCEPTION(1)
------------------------------------------------------ ------------- ------------- ------------- -----------------
Stonebridge Taxable Preferred Composite (including        0.29%         12.21%        3.47%            3.74%
maximum Class A sales charge of 4.50%)
------------------------------------------------------ ------------- ------------- ------------- -----------------
Stonebridge Taxable Preferred Composite (excluding        4.88%         14.16%        4.41%            4.48%
maximum Class A sales charge of 4.50%)
------------------------------------------------------ ------------- ------------- ------------- -----------------
BofA Merrill Lynch Fixed Rate Preferred                   4.11%         12.42%       -1.19%            0.40%
Securities Index (POP1)(2)
------------------------------------------------------------------------------------------------------------------

1  Inception date for Stonebridge Taxable Preferred Composite is July 13, 2005.

2 The BofA Merrill Lynch Fixed Rate Preferred Securities Index (POP1) tracks the performance of fixed rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market.

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                Growth of a $10,000 Investment 7/2005 - 12/2011

        Stonebridge Taxable     Stonebridge Taxable       BofA Merrill Lynch
        Preferred Composite     Preferred Composite      Fixed Rate Preferred
         (including maximum      (excluding maximum     Securities Index (POP1)
        Class A sales charge    Class A sales charge
             of 4.50%)               of 4.50%)

              $10,000                  $10,000                  $10,000
                9,552                   10,004                   10,044
12/05           9,624                   10,080                   10,082
                9,748                   10,210                   10,223
                9,664                   10,121                   10,045
                9,987                   10,460                   10,617
12/06          10,231                   10,715                   10,899
               10,428                   10,922                   11,095
               10,336                   10,825                   10,906
               10,107                   10,585                   10,644
12/07           9,645                   10,102                    9,666
                9,974                   10,446                   10,201
                9,750                   10,212                    9,598
                8,109                    8,493                    6,586
12/08           8,533                    8,937                    7,227
                7,604                    7,964                    5,551
                9,351                    9,794                    7,423
               10,462                   10,957                    8,336
12/09          10,830                   11,342                    8,677
               11,342                   11,879                    9,163
               11,255                   11,788                    9,083
               12,199                   12,776                    9,881
12/10          12,105                   12,678                    9,863
               12,447                   13,036                   10,216
               12,663                   13,263                   10,396
               12,418                   13,006                   10,072
12/11          12,696                   13,297                   10,268
--------------------------------------------------------------------------------


      2. The section entitled "Management of the Funds -- Small Cap Fund -- Confluence Performance" is replaced in its entirety with the following:

      The table and chart below illustrate the historical performance of the Confluence Small Cap Value Composite, which is derived from all of the accounts that are managed by Confluence that have objectives, strategies and investment policies that are substantially similar to those of the Small Cap Fund. The Confluence Small Cap Value Composite consisted of 85 accounts totaling approximately $18 million in assets as of December 31, 2011. The accounts included are not subject to all of the same investment restrictions, investment inflows and outflows, and distribution requirements as the Small Cap Fund, which may affect Small Cap Fund performance. The accounts are not subject to the diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected performance. Performance provided for the Confluence Small Cap Value Composite is gross of fees and expenses but performance has been adjusted to reflect the Small Cap Fund's Class A annual fund operating expenses limited by the expense cap of 1.95% of average daily net assets. Such expense cap does not include service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses and is scheduled to be in effect through February 28, 2022. Performance calculated on offer price below includes examples both net of the maximum Class A sales charge of 5.50% and gross of the maximum Class A sales charge. These returns would be different for Class C, Class I or Class R3 shares because of their different sales charges and operating expenses. You cannot invest directly in an index.

      Of course, past performance is no indication of future results. The table and chart presented here represent the performance of other accounts managed by Confluence and not actual Small Cap Fund performance. Also, the performance presented below is calculated on a quarterly, not daily, basis, which results in performance that does not take into account the daily fluctuations and volatility that are usually accounted for in daily performance calculations. Please see www.ftportfolios.com for the Small Cap Fund's most recent performance information, when available.

-----------------------------------------------------------------------------------------------------------------------
                                                                   AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2011
------------------------------------------------------------- ---------------------------------------------------------
                                                                 1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------- -------------- ------------- -------------- -------------
Confluence Small Cap Value Composite (including maximum          -7.91%         12.37%         1.10%         6.32%
Class A sales charge of 5.50%)
------------------------------------------------------------- -------------- ------------- -------------- -------------
Confluence Small Cap Value Composite (excluding maximum          -2.80%         14.78%         2.23%         6.89%
Class A sales charge of 5.50%)
------------------------------------------------------------- -------------- ------------- -------------- -------------
Russell 2000 Index                                               -4.18%         15.63%         0.15%         5.62%
------------------------------------------------------------- -------------- ------------- -------------- -------------
Russell 2000 Value Index                                         -5.50%         12.36%        -1.87%         6.40%
-----------------------------------------------------------------------------------------------------------------------

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                Growth of a $10,000 Investment 12/1994 - 12/2011

          Confluence         Confluence
        Small Cap Value    Small Cap Value
           Composite          Composite
          (including         (excluding
        maximum Class A    maximum Class A
         sales charge       sales charge      Russell 2000    Russell 2000
           of 5.50%)          of 5.50%)          Index        Value Index

            $10,000           $10,000           $10,000          $10,000
12/94         9,093             9,625             9,815            9,705
              9,463            10,017            10,268           10,064
             10,164            10,759            11,231           10,947
             10,977            11,620            12,340           11,858
12/95        11,082            11,730            12,608           12,203
             11,846            12,539            13,251           12,739
             11,852            12,546            13,914           13,259
             12,462            13,191            13,961           13,456
12/96        13,130            13,898            14,687           14,811
             13,386            14,169            13,928           14,774
             15,426            16,329            16,185           17,004
             17,897            18,944            18,594           19,195
12/97        18,894            19,999            17,972           19,518
             21,196            22,436            19,779           21,148
             19,984            21,153            18,857           20,384
             15,440            16,343            15,058           16,740
12/98        17,749            18,787            17,514           18,259
             15,525            16,434            16,564           16,489
             17,861            18,906            19,140           19,219
             15,686            16,603            17,930           17,716
12/99        16,161            17,107            21,237           17,987
             16,388            17,347            22,741           18,675
             17,137            18,140            21,882           19,039
             18,456            19,535            22,124           20,436
12/00        21,326            22,574            20,595           22,093
             20,821            22,039            19,256           22,308
             23,318            24,682            22,007           24,904
             20,087            21,262            17,432           21,583
12/01        23,566            24,945            21,107           25,191
             24,766            26,215            21,948           27,604
             23,011            24,357            20,115           27,019
             19,838            20,999            15,810           21,266
12/02        20,466            21,663            16,784           22,313
             19,541            20,685            16,030           21,180
             22,655            23,980            19,785           25,992
             24,232            25,650            21,581           28,000
12/03        27,373            28,975            24,715           32,583
             29,279            30,992            26,262           34,838
             29,687            31,424            26,386           35,133
             30,391            32,169            25,633           35,185
12/04        33,115            35,052            29,245           39,831
             32,682            34,594            27,684           38,247
             33,467            35,425            28,879           40,188
             34,659            36,687            30,234           41,431
12/05        35,149            37,205            30,577           41,706
             37,504            39,699            34,839           47,339
             36,557            38,696            33,088           46,059
             39,113            41,401            33,234           47,235
12/06        41,105            43,510            36,193           51,499
             41,669            44,107            36,897           52,251
             42,416            44,898            38,526           53,454
             42,633            45,128            37,335           50,109
12/07        39,624            41,943            35,626           46,464
             37,600            39,801            32,100           43,431
             36,402            38,532            32,287           41,891
             36,887            39,045            31,928           43,969
12/08        30,355            32,131            23,589           33,024
             27,032            28,614            20,062           26,539
             32,801            34,721            24,212           31,316
             36,512            38,648            28,880           38,426
12/09        38,623            40,883            29,999           39,820
             41,162            43,570            32,653           43,809
             39,656            41,977            29,414           39,167
             42,072            44,534            32,734           42,975
12/10        47,227            49,991            38,054           49,577
             49,453            52,347            41,075           52,848
             49,128            52,002            40,414           51,447
             40,831            43,220            31,579           40,399
12/11        45,904            48,590            36,468           46,851
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       PLEASE KEEP THIS WITH YOUR FUND'S PROSPECTUS FOR FUTURE REFERENCE